Leases - Disclosure of quantitative information about right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Beginning balance	$ 610	$ 621
Additions and other re-measurements	40	4
Transfers to investment property	0
Transfers to finance lease receivable	(5)
Terminations	(10)
Terminations and disposals		(10)
Exchange and other adjustments	(12)	(5)
Ending balance	623	610	$ 621
Depreciation and impairment
Beginning balance	(336)	(318)
Provided	(25)	(27)
System Fund expense	(3)	(3)	(4)
Impairment Charge	(2)
Impairment reversal	2
Transfers to investment property	0
Transfers to finance lease receivable	3
System Fund impairment reversal		3
Terminations	10
Terminations and disposals		6
Exchange and other adjustments	8	3
Ending balance	(343)	(336)	(318)
Net book value
Right-of-use assets net	280	274	303
Land and buildings [member]
Cost
Beginning balance	607	617
Additions and other re-measurements	40	4
Transfers to investment property	(50)
Transfers to finance lease receivable	(5)
Terminations	(9)
Terminations and disposals		(9)
Exchange and other adjustments	(12)	(5)
Ending balance	571	607	617
Depreciation and impairment
Beginning balance	(334)	(316)
Provided	(24)	(26)
System Fund expense	(3)	(3)
Impairment Charge	(2)
Impairment reversal	2
Transfers to investment property	47
Transfers to finance lease receivable	3
System Fund impairment reversal		3
Terminations	9
Terminations and disposals		5
Exchange and other adjustments	8	3
Ending balance	(294)	(334)	(316)
Net book value
Right-of-use assets net	277	273	301
Investment property [member]
Cost
Transfers to investment property	50
Ending balance	50
Depreciation and impairment
Transfers to investment property	(47)
Ending balance	(47)
Net book value
Right-of-use assets net	3
Other [member]
Cost
Beginning balance	3	4
Terminations	(1)
Terminations and disposals		(1)
Ending balance	2	3	4
Depreciation and impairment
Beginning balance	(2)	(2)
Provided	(1)	(1)
Terminations	1
Terminations and disposals		1
Ending balance	$ (2)	(2)	(2)
Net book value
Right-of-use assets net		$ 1	$ 2